Borrowings and Credit Arrangements - Company's Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011
Schedule Of Borrowings [Line Items]
Current debt obligations, net of debt discount	$ 64,435
Long-term debt obligations, net of debt discount	3,412,519
Convertible Notes (principal of $1,725,000)	1,558,660	1,488,580
Total long-term debt obligations	4,971,179	1,488,580
Total debt obligations	5,035,614	1,488,580
Term Loan A [Member]
Schedule Of Borrowings [Line Items]
Current debt obligations, net of debt discount	49,582
Long-term debt obligations, net of debt discount	942,065
Term Loan B [Member]
Schedule Of Borrowings [Line Items]
Current debt obligations, net of debt discount	14,853
Long-term debt obligations, net of debt discount	1,470,454
Senior Notes [Member]
Schedule Of Borrowings [Line Items]
Long-term debt obligations, net of debt discount	$ 1,000,000